Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,169	$ 3,522
Restricted cash and bank deposits	1,149	1,637
Trade receivables, net of allowance for credit losses of $926 and $1,113 at June 30, 2024 and December 31, 2023, respectively	9,118	9,867
Other assets	6,906	5,083
Total current asset	18,342	20,109
NON-CURRENT ASSETS:
Long-term receivables		725
Long-term restricted deposit	163	151
Long-term deposit	140	177
Property and equipment, net	835	1,035
Right-of-use assets	2,016	2,510
Goodwill	2,380	2,467
Intangible assets, net	4,760	5,416
Total non current asset	10,294	12,481
Assets	28,636	32,590
CURRENT LIABILITIES:
Short-term loans	12,224	11,878
Convertible loans	16,690	14,449
Warrants liabilities	9,364	6,047	[1]
Trade payables	7,796	9,867
Current maturities of lease liabilities	464	733
Current maturities of other liabilities	5,154	5,078
Other accounts payable	33,763	32,427
Total current liabilities	85,455	80,479
NON-CURRENT LIABILITIES:
Long-term liabilities	172	147
Lease liabilities	1,521	1,712
Deferred tax liabilities	62	116
Net employee defined benefit liabilities	810	869
Total non current liabilities	2,565	2,844
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	123,907	103,386
Share options	10,918	10,918
Treasury shares	(1,230)	(1,230)
Other reserves	20,628	19,905
Accumulated deficit	(213,579)	(186,488)
Total equity attributable to equity holders	(59,356)	(53,509)
Non-controlling interests	(28)	2,776
Total shareholders’ equity (deficit)	(59,384)	(50,733)
Total liabilities and equity	$ 28,636	$ 32,590

[1]	Reclassified. Refer to note 2(e)(1) for further information.